Leases (Details) - Schedule of Operating Lease Liabilities	Sep. 30, 2023 HKD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 HKD ($)
Schedule of Operating Lease Liabilities [Abstract]
2024	$ 209,600
2025	61,600
Total lease payments	271,200
Less: imputed interest	(5,815)
Present value of operating lease liabilities	265,385		$ 579,118
Less: operating lease liabilities – non-current	61,229	$ 7,820	38,000
Operating lease liabilities – current	$ 204,156	$ 26,076	$ 541,118